Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Summary of Liabilities Associated With Assets Held for Sale (Detail) - USD ($)
$ in Millions
12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Assets and Liabilities of Disposal Groups Classified as Held for Sale [Abstract]
Balance at the end of previous year	[1]	$ 2,174
Reclassified to assets held for sale in the period			$ 2,174
Disposals from SAB transaction-related divestitures		(1,166)
Other movements		$ (1,008)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).